Operating Leases (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Operating Leases [Abstract]
Operating lease term	2 years
Lease payment percentage	2.50%
Operating lease expenses	$ 38,462	$ 16,615